Subsequent Events (Details) - USD ($)		1 Months Ended
	Feb. 01, 2022	Mar. 28, 2022	Jan. 28, 2022	Jan. 17, 2020	Jan. 03, 2018
Subsequent Events (Details) [Line Items]
Purchase price percentage			90.00%
Purchase of common stock					20,000,000
Stock options exercise price	$ 0.0295
Expire date	Feb. 01, 2025			Jan. 17, 2025
Subsequent Event, Description		the Company entered into a purchase agreement with an accredited investor to purchase up to $10,000,000 shares (“Purchase Shares”) of the Company’s Common Stock. The Company has the right, in its sole discretion, subject to the conditions and limitations in the Purchase Agreement, to direct the Investor, by delivery of a purchase notice from time to time (a “Purchase Notice”) to purchase (each, a “Purchase”) over the one-year term of the Purchase Agreement, a minimum of $10,000 and up to a maximum of the lower of: (1) one hundred percent (100%) of the average daily trading dollar volume of the Company’s common stock during the ten trading days preceding the Purchase Date; or (2) one million dollars ($1,000,000), provided that the parties may agree to waive such limitations. The aggregate value of Purchase Shares sold to the Investor may not exceed $10,000,000. Each Purchase Notice will set forth the Purchase Price and number of Purchase Shares in accordance with the terms of the Purchase Agreement. The number of Purchase Shares the Company issue under each Purchase will be equal to 112.5% of the Purchase Amount sold under such Purchase, divided by the Purchase Price per share (as defined under the Purchase Agreement). The Purchase Price is defined as the lower of (a) 90% of the lowest volume weighted average price during the Valuation Period; or (b) the closing price for the Company’s common stock on the trading day preceding the date of the Purchase Notice. The Purchase Price will be subject to a floor of $.01 per share, at or below which the Company will not deliver a Purchase Notice. The Valuation Period is the ten consecutive business days immediately preceding, but not including the date a Purchase Notice is delivered.
Five Board Members [Member]
Subsequent Events (Details) [Line Items]
Purchase of common stock	122,500,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Purchase agreement			$ 10,000,000